Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Entity Wide Revenue Major Customer
Concentration risk benchmark description	During the years ended December 31, 2016 and 2015, charterers that individually accounted for more than 10% of the Partnership's revenues were as follows
Percentage of time charter revenue	100.00%	100.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	66.00%	52.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	18.00%	29.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	16.00%	19.00%
Sales Revenue, Net
Entity Wide Revenue Major Customer
Percentage of time charter revenue	10.00%